The Company and basis of presentation (Details) € in Thousands, $ in Billions		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 21, 2022 person	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022 EUR (€)	Jun. 30, 2021	Dec. 31, 2025 EUR (€) person	Dec. 31, 2025 USD ($) person
The Company and basis of presentation
Effective tax rate (as a percent)		23.40%	21.20%	23.70%	22.50%
Company that combines Fresenius Health Partners Inc., InterWell Health LLC and Cricket Health Inc. | Forecast
The Company and basis of presentation
Number of people with kidney decease managed | person						270,000	270,000
Medical costs managed						€ 10,000,000	$ 11
InterWell Health LLC
The Company and basis of presentation
Number of nephrologists | person	1,600
Argentina
The Company and basis of presentation
Index at June 30, 2022		793.0		793.0
Calendar year increase				36.00%
Loss on net monetary position in EUR				€ 24,886
Lebanon
The Company and basis of presentation
Index at June 30, 2022		1,286.8		1,286.8
Calendar year increase				40.00%
Loss on net monetary position in EUR				€ 496
Turkey
The Company and basis of presentation
Impact of initial application of hyperinflationary accounting				€ 23,514
Index at June 30, 2022		977.9		977.9
Calendar year increase				42.00%
Loss on net monetary position in EUR				€ 7,631
Russia and Ukraine | Maximum
The Company and basis of presentation
Percentage of entity's assets		1.50%		1.50%